Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through profit or loss.
Schedule of financial assets

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Contingent returnable consideration (Note 33)	—	1,438
Wealth management products	2,540,925	1,689,529
	2,540,925	1,690,967